Reynolds Blue Chip Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 87.1%	Shares	Value
Aerospace & Defense - 1.0%
Boeing Co. (a)	1,100	$238,832
General Dynamics Corp.	200	67,332
General Electric Co.	1,000	308,030
Hexcel Corp.	500	36,950
Howmet Aerospace, Inc.	375	76,883
		728,027

Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	250	40,190
United Parcel Service, Inc. - Class B	450	44,636
		84,826

Automobiles - 1.0%
General Motors Co.	1,125	91,485
Rivian Automotive, Inc. - Class A (a)	1,400	27,594
Tesla, Inc. (a)	1,400	629,608
		748,687

Banks - 2.1%
Bank of America Corp.	5,300	291,500
Citigroup, Inc.	2,000	233,380
JPMorgan Chase & Co.	1,175	378,609
PNC Financial Services Group, Inc.	650	135,674
Toronto-Dominion Bank	500	47,100
Truist Financial Corp.	2,700	132,867
US Bancorp	800	42,688
Wells Fargo & Co.	2,550	237,660
		1,499,478

Beverages - 0.2%
Celsius Holdings, Inc. (a)	3,100	141,794

Biotechnology - 0.3%
Amgen, Inc.	150	49,096
Ascendis Pharma AS - ADR (a)	200	42,648
BioMarin Pharmaceutical, Inc. (a)	500	29,715
Gilead Sciences, Inc.	600	73,644
Regeneron Pharmaceuticals, Inc.	50	38,594
		233,697

Broadline Retail - 7.3%
Alibaba Group Holding Ltd. - ADR	875	128,258
Amazon.com, Inc. (a)	21,150	4,881,843
Coupang, Inc. (a)	900	21,231
Dillard's, Inc. - Class A	60	36,380
eBay, Inc.	500	43,550
Ollie's Bargain Outlet Holdings, Inc. (a)	1,075	117,831
PDD Holdings, Inc. - ADR (a)	550	62,364
		5,291,457

Building Products - 0.1%
Carlisle Cos., Inc.	150	47,979
Modine Manufacturing Co. (a)	225	30,040
		78,019

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	350	100,898
Ares Management Corp. - Class A	225	36,367
Bank of New York Mellon Corp.	825	95,774
Blackstone, Inc.	300	46,242
Charles Schwab Corp.	2,000	199,820
Evercore, Inc. - Class A	100	34,025
Goldman Sachs Group, Inc.	599	526,521
KKR & Co., Inc.	325	41,431
Moody's Corp.	75	38,314
Morgan Stanley	1,325	235,227
Nasdaq, Inc.	2,050	199,116
Northern Trust Corp.	625	85,369
Piper Sandler Cos.	10	3,397
Raymond James Financial, Inc.	400	64,236
State Street Corp.	675	87,082
Tradeweb Markets, Inc. - Class A	1,050	112,917
		1,906,736

Chemicals - 0.1%
Albemarle Corp.	275	38,896

Communications Equipment - 0.7%
Arista Networks, Inc. (a)	975	127,754
Ciena Corp. (a)	1,100	257,257
Cisco Systems, Inc.	600	46,218
Motorola Solutions, Inc.	100	38,332
		469,561

Consumer Finance - 0.6%
American Express Co.	450	166,477
Capital One Financial Corp.	375	90,885
SoFi Technologies, Inc. (a)	4,800	125,664
Synchrony Financial	400	33,372
Upstart Holdings, Inc. (a)	700	30,611
		447,009

Consumer Staples Distribution & Retail - 1.1%
Dollar General Corp.	625	82,982
Dollar Tree, Inc. (a)	625	76,881
Maplebear, Inc. (a)	900	40,482
Walmart, Inc.	5,625	626,681
		827,026

Electrical Equipment - 0.4%
Emerson Electric Co.	675	89,586
GE Vernova, Inc.	210	137,250
Generac Holdings, Inc. (a)	350	47,729
		274,565

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	275	37,163
Celestica, Inc. (a)	250	73,902
Fabrinet (a)	270	122,926
TE Connectivity PLC	325	73,941
		307,932

Energy Equipment & Services - 0.2%
Baker Hughes Co.	800	36,432
Halliburton Co.	1,400	39,564
SLB Ltd.	1,000	38,380
		114,376

Entertainment - 7.6%
Live Nation Entertainment, Inc. (a)	875	124,688
Netflix, Inc. (a)	50,500	4,734,880
ROBLOX Corp. - Class A (a)	475	38,489
Sphere Entertainment Co. (a)	1,225	116,473
Take-Two Interactive Software, Inc. (a)	150	38,404
Walt Disney Co.	2,850	324,245
Warner Bros Discovery, Inc. (a)	4,700	135,454
		5,512,633

Financial Services - 1.0%
Apollo Global Management, Inc.	400	57,904
Block, Inc. (a)	600	39,054
Global Payments, Inc.	650	50,310
Jack Henry & Associates, Inc.	425	77,554
Mastercard, Inc. - Class A	170	97,050
Sony Financial Group, Inc. - ADR (a)	160	837
Toast, Inc. - Class A (a)	1,600	56,816
Visa, Inc. - Class A	750	263,032
WEX, Inc. (a)	275	40,969
		683,526

Ground Transportation - 0.4%
Avis Budget Group, Inc. (a)	475	60,952
Old Dominion Freight Line, Inc.	450	70,560
Ryder System, Inc.	400	76,556
Uber Technologies, Inc. (a)	650	53,112
Union Pacific Corp.	150	34,698
		295,878

Health Care Equipment & Supplies - 0.1%
Intuitive Surgical, Inc. (a)	100	56,636

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	200	41,100
Elevance Health, Inc.	200	70,110
Guardant Health, Inc. (a)	600	61,284
McKesson Corp.	40	32,812
Quest Diagnostics, Inc.	225	39,044
		244,350

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	350	78,131

Hotels, Restaurants & Leisure - 5.0%
Airbnb, Inc. - Class A (a)	350	47,502
Booking Holdings, Inc.	410	2,195,685
Carnival Corp. (a)	2,600	79,404
Chipotle Mexican Grill, Inc. (a)	1,000	37,000
DoorDash, Inc. - Class A (a)	400	90,592
DraftKings, Inc. - Class A (a)	900	31,014
Dutch Bros, Inc. - Class A (a)	600	36,732
Expedia Group, Inc.	825	233,731
Flutter Entertainment PLC (a)	250	53,760
Hilton Worldwide Holdings, Inc.	675	193,894
Hyatt Hotels Corp. - Class A	1,050	168,336
Marriott International, Inc./MD - Class A	900	279,216
MGM Resorts International (a)	900	32,841
Norwegian Cruise Line Holdings Ltd. (a)	3,400	75,888
Shake Shack, Inc. - Class A (a)	500	40,585
		3,596,180

Household Durables - 0.2%
SharkNinja, Inc. (a)	700	78,330
Sonos, Inc. (a)	3,400	59,704
		138,034

Insurance - 0.1%
Willis Towers Watson PLC	275	90,365

Interactive Media & Services - 14.6%
Alphabet, Inc. - Class A	8,000	2,504,000
Alphabet, Inc. - Class C	11,475	3,600,855
Baidu, Inc. - ADR (a)	1,325	173,124
Meta Platforms, Inc. - Class A	6,400	4,224,576
Reddit, Inc. - Class A (a)	200	45,974
		10,548,529

IT Services - 1.9%
Accenture PLC - Class A	200	53,660
Applied Digital Corp. (a)	1,300	31,876
BigBear.ai Holdings, Inc. (a)	2,900	15,660
Cognizant Technology Solutions Corp. - Class A	500	41,500
Gartner, Inc. (a)	325	81,991
International Business Machines Corp.	200	59,242
MongoDB, Inc. (a)	225	94,430
Shopify, Inc. - Class A (a)	1,650	265,600
Snowflake, Inc. - Class A (a)	1,975	433,236
Twilio, Inc. - Class A (a)	1,750	248,920
VeriSign, Inc.	150	36,443
Wix.com Ltd. (a)	375	38,959
		1,401,517

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	325	44,223
OmniAb, Inc. (a)	2,450	4,532
Tempus AI, Inc. (a)	800	47,240
Thermo Fisher Scientific, Inc.	80	46,356
		142,351

Machinery - 0.2%
Alamo Group, Inc.	275	46,164
Parker-Hannifin Corp.	50	43,948
Stanley Black & Decker, Inc.	700	51,996
		142,108

Media - 0.1%
Trade Desk, Inc. - Class A (a)	1,200	45,552

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	3,400	172,686
Newmont Corp.	1,100	109,835
Pan American Silver Corp.	1,300	67,353
Teck Resources Ltd. - Class B	1,300	62,257
		412,131

Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy, Inc.	200	38,878
Chevron Corp.	300	45,723
ConocoPhillips	450	42,125
Diamondback Energy, Inc.	250	37,582
Exxon Mobil Corp.	300	36,102
ONEOK, Inc.	450	33,075
Texas Pacific Land Corp.	450	129,249
Valero Energy Corp.	225	36,628
		399,362

Passenger Airlines - 1.7%
Alaska Air Group, Inc. (a)	2,150	108,145
Allegiant Travel Co. (a)	1,300	110,851
American Airlines Group, Inc. (a)	3,500	53,655
Delta Air Lines, Inc.	5,550	385,170
Southwest Airlines Co.	5,900	243,847
United Airlines Holdings, Inc. (a)	3,100	346,642
		1,248,310

Pharmaceuticals - 0.7%
AstraZeneca PLC - ADR	450	41,369
Eli Lilly & Co.	50	53,734
Johnson & Johnson	300	62,085
Merck & Co., Inc.	1,450	152,627
Novartis AG - ADR	675	93,062
Novo Nordisk AS - ADR	1,400	71,232
Zoetis, Inc.	300	37,746
		511,855

Professional Services - 0.2%
Amentum Holdings, Inc. (a)	36	1,044
Automatic Data Processing, Inc.	200	51,446
Jacobs Solutions, Inc.	650	86,099
		138,589

Real Estate Management & Development - 0.1%
Zillow Group, Inc. - Class C (a)	1,200	81,864

Semiconductors & Semiconductor Equipment - 15.4%
Advanced Micro Devices, Inc. (a)	1,525	326,594
Applied Materials, Inc.	525	134,920
ARM Holdings PLC - ADR (a)	750	81,983
ASML Holding NV	30	32,096
Broadcom, Inc.	5,825	2,016,032
Credo Technology Group Holding Ltd. (a)	250	35,972
Entegris, Inc.	400	33,700
First Solar, Inc. (a)	475	124,084
KLA Corp.	25	30,377
Lam Research Corp.	1,325	226,814
Marvell Technology, Inc.	950	80,731
Micron Technology, Inc.	300	85,623
NVIDIA Corp.	39,000	7,273,500
NXP Semiconductors NV	200	43,412
ON Semiconductor Corp. (a)	700	37,905
Rigetti Computing, Inc. (a)	1,500	33,225
Synaptics, Inc. (a)	400	29,608
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	650	197,528
Teradyne, Inc.	725	140,331
Texas Instruments, Inc.	300	52,047
Tower Semiconductor Ltd. (a)	650	76,323
Universal Display Corp.	400	46,712
		11,139,517

Software - 9.1%
AppLovin Corp. - Class A (a)	300	202,146
Atlassian Corp. - Class A (a)	275	44,588
Autodesk, Inc. (a)	200	59,202
C3.ai, Inc. - Class A (a)	800	10,784
Confluent, Inc. - Class A (a)	2,200	66,528
Crowdstrike Holdings, Inc. - Class A (a)	450	210,942
Docusign, Inc. (a)	550	37,620
D-Wave Quantum, Inc. (a)	2,100	54,915
Fair Isaac Corp. (a)	150	253,593
JFrog Ltd. (a)	500	31,230
Microsoft Corp.	7,450	3,602,969
Nice Ltd. - ADR (a)	800	90,432
Oracle Corp.	750	146,182
Palantir Technologies, Inc. - Class A (a)	5,225	928,744
Palo Alto Networks, Inc. (a)	1,475	271,695
Rubrik, Inc. - Class A (a)	600	45,888
Salesforce, Inc.	550	145,701
ServiceNow, Inc. (a)	1,025	157,020
Synopsys, Inc. (a)	50	23,486
UiPath, Inc. - Class A (a)	1,900	31,141
Workday, Inc. - Class A (a)	400	85,912
Zoom Communications, Inc. - Class A (a)	450	38,830
		6,539,548

Specialty Retail - 2.6%
Abercrombie & Fitch Co. - Class A (a)	350	44,054
Advance Auto Parts, Inc.	1,100	43,230
AutoZone, Inc. (a)	300	1,017,450
Dick's Sporting Goods, Inc.	300	59,391
Floor & Decor Holdings, Inc. - Class A (a)	600	36,534
Home Depot, Inc.	275	94,628
Lowe's Cos., Inc.	350	84,406
RealReal, Inc. (a)	1,200	18,936
Signet Jewelers Ltd.	375	31,080
TJX Cos., Inc.	1,275	195,853
Tractor Supply Co.	700	35,007
Ulta Beauty, Inc. (a)	50	30,251
Victoria's Secret & Co. (a)	500	27,085
Warby Parker, Inc. - Class A (a)	800	17,432
Wayfair, Inc. - Class A (a)	750	75,307
Williams-Sonoma, Inc.	250	44,647
		1,855,291

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	14,025	3,812,837
Dell Technologies, Inc. - Class C	500	62,940
IonQ, Inc. (a)	1,600	71,792
Logitech International SA	350	35,077
NetApp, Inc.	400	42,836
Quantum Computing, Inc. (a)	2,000	20,520
Western Digital Corp.	575	99,055
		4,145,057

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	750	77,753
NIKE, Inc. - Class B	800	50,968
Tapestry, Inc.	600	76,662
		205,383

Trading Companies & Distributors - 0.1%
Fastenal Co.	1,400	56,182
United Rentals, Inc.	60	48,559
		104,741
TOTAL COMMON STOCKS (Cost $36,555,894)		62,949,524

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%	Shares	Value
Retail REITs - 0.0% (b)
Simon Property Group, Inc.	225	41,650

Specialized REITs - 0.1%
Digital Realty Trust, Inc.	300	46,413
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $87,327)		88,063

EXCHANGE TRADED FUNDS - 0.1%	Shares	Value
DAN Ives Wedbush AI Revolution ETF	1,900	60,059
TOTAL EXCHANGE TRADED FUNDS (Cost $61,326)		60,059

RIGHTS - 0.0% (b)	Shares	Value
Life Sciences Tools & Services - 0.0%(b)
OmniAb, Inc. – $12.50 Earnout Shares (a)(c)	189	0
OmniAb, Inc. – $15.00 Earnout Shares (a)(c)	189	0
Total Life Sciences Tools & Services		0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (d)	5,057,773	5,057,773
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69% (d)	46	46
TOTAL MONEY MARKET FUNDS (Cost $5,057,819)		5,057,819

TOTAL INVESTMENTS - 94.3% (Cost $41,762,366)		68,155,465
Other Assets in Excess of Liabilities - 5.7%		4,099,053
TOTAL NET ASSETS - 100.0%		$72,254,518

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by Reynolds Capital Management, LLC (the “Adviser”).  The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2025, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,949,524	$–	$–	$62,949,524
Real Estate Investment Trusts - Common	88,063	–	–	88,063
Exchange Traded Funds	60,059	–	–	60,059
Rights	–	–	0	0
Money Market Funds	5,057,819	–	–	5,057,819
Total Investments	$68,155,465	$–	$0	$68,155,465

Refer to the Schedule of Investments for further disaggregation of investment categories.